Stockholders' Equity (Details Narrative)				3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 23, 2019 USD ($)	Mar. 29, 2019 USD ($) shares	Mar. 23, 2018	Sep. 30, 2018	Sep. 30, 2019 USD ($) Integer $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Sep. 30, 2017 $ / shares shares
Common stock, shares authorized					225,000,000	225,000,000	25,000,000	225,000,000
Common stock, par value | $ / shares					$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized					15,000,000			15,000,000
Preferred stock, par value | $ / shares					$ 0.001			$ 0.001
Reverse split stock			1-for-10 reverse stock split	1-for-10 reverse stock		1-for-10 reverse stock
Common stock, shares issued					9,926,956	6,036,562	4,940,652
Common stock, shares outstanding					9,926,956	6,036,562	4,940,652
Common stock voting, description					Each share of the Company's common stock is entitled to one vote, and all shares rank equally as to voting and other matters.
2017 Aspire Purchase Agreement [Member]
Number of common shares sold
Number of common shares sold, value | $					$ 6,500,000
Debt instrument convertible consecutive trading days | Integer					10
Aggregate percentage of shares, direction under purchase					30.00%
Percentage for common stock outstanding		19.99%
2017 Aspire Purchase Agreement [Member] | Minimum [Member]
Number of common shares sold					100,000
Minimum number of shares to be purchased under purchase notice					100,000
Minimum stock price under purchase notice | $ / shares					$ 0.25
Average price paid | $ / shares					$ 0.86
2017 Aspire Purchase Agreement [Member] | Maximum [Member]
Maximum purchase price payable on one purchase date | $					$ 500,000
Number of common stock may be sold		1,807,562
Percentage for common stock outstanding		19.99%
2017 Aspire Purchase Agreement [Member] | Aspire Capital Fund LLC [Member] | March 31, 2021 [Member]
Proceeds from sale of common stock | $	$ 6,500,000	$ 6,500,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized					9,500	9,500	15,000,000
Preferred stock, par value | $ / shares					$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued					4,080	4,080	9,140
Preferred stock, shares outstanding					4,080	4,080	9,140
Preferred stock convertible into common stock conversion price per share | $ / shares					$ 4.00
Series B Preferred Stock [Member]
Preferred stock, shares authorized					6,000	6,000	6,000
Preferred stock, par value | $ / shares					$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued					1,850	5,608	0
Preferred stock, shares outstanding					1,850	5,608	0
Preferred stock convertible into common stock conversion price per share | $ / shares					$ 1.30
Series C Preferred Stock [Member]
Preferred stock, shares authorized					1,880	1,880	1,880
Preferred stock, par value | $ / shares					$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued					240	1,880	0
Preferred stock, shares outstanding					240	1,880	0
Preferred stock convertible into common stock conversion price per share | $ / shares					$ 1.64